Discontinued Operations - Reported results for the discontinued operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Operating expenses:
(Loss) income from discontinued operations	$ (1,490,000)	$ 1,178,000	$ (1,293,000)	$ 4,596,000
Disposal by sale | Overall business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, Net		12,666,000	17,138,000	34,354,000	$ 48,013,000	$ 33,139,000
Cost of revenue	1,490,000	10,125,000	17,025,000	25,567,000	36,452,000	27,970,000
Gross profit (loss)	(1,490,000)	2,541,000	113,000	8,787,000	11,561,000	5,169,000
Operating expenses:
Salaries, wages and payroll taxes		662,000	658,000	2,414,000	3,032,000	2,442,000
Commissions		701,000	748,000	1,777,000	2,532,000	1,501,000
Total operating expenses		1,363,000	1,406,000	4,191,000	5,564,000	3,943,000
Operating income from discontinued operations					5,997,000	1,226,000
(Loss) income from discontinued operations	(1,490,000)	1,178,000	(1,293,000)	4,596,000	5,997,000	1,226,000
Revenues, Gross	0	82,300,000	120,000,000	221,700,000	313,300,000	210,300,000
Worksite employee payroll cost	$ 0	$ 69,700,000	$ 103,300,000	$ 187,300,000	$ 265,300,000	$ 177,200,000